Van Kampen American Capital



                             FOREIGN SECURITIES FUND



                               Semi-Annual Report
                                  June 30, 1997



              Van Kampen American Capital Foreign Securities Fund
                            Portfolio of Investments

                            June 30, 1997 (Unaudited)

Description                                                     Amortized Cost

Short-Term Investment  201.8%
United States Government Agency Obligations
Federal Home Loan Bank Discount Note ($175,000 par,             $      175,000
yielding 6.000% 07/01/97 maturity)

Liabilities In Excess of Other Assets (101.8)%                         (88,263)
                                                                --------------
Net Assets 100.0%                                               $       86,737
                                                                ==============



               Van Kampen American Capital Foreign Securities Fund

                      Statement of Assets and Liabilities
                           June 30, 1997 (Unaudited)

ASSETS:
  Total Investments (Cost $175,000)                             $      175,000
  Dividend Receivable                                                   22,298
  Cash                                                                   1,443
  Unamortized Organizational Costs                                      52,220
                                                                --------------
      Total Assets                                                     250,961
                                                                --------------

LIABILITIES:

  Payables:
    Organizational Costs                                                65,000
    Distributor and Affiliates                                           5,933
    Fund Shares Repurchased                                              1,458
    Income Distributions                                                   650
  Accrued Expenses                                                      72,402
  Deferred Compensation and Retirement Plans                            18,781
                                                                --------------
      Total Liabilities                                                164,224
                                                                --------------

NET ASSETS                                                      $       86,737
                                                                ==============

NET ASSETS CONSIST OF:
  Capital                                                       $      163,307
  Accumulated Net Realized Gain                                          2,606
  Net Unrealized Depreciation                                           (2,324)
  Accumulated Net Investment Loss                                      (76,852)
                                                                --------------
NET ASSETS                                                      $       86,737
                                                                ==============


Net Asset Value, Offering Price and Redemption Price Per
Share (Based on net assets of $86,737 and 10,000 shares of
beneficial interest issued and outstanding)                     $         8.67
                                                                ==============



                Van Kampen American Capital Foreign Securities Fund

                            Statement of Operations
                 For the Six Months Ended June 30,1997 (Unaudited)

INVESTMENT INCOME:
  Interest                                                      $       47,844
  Dividends (Net of foreign withholding taxes of $5,051)                33,304
                                                                --------------
      Total Income                                                      81,148
                                                                --------------

EXPENSES:
  Custody                                                               60,986
  Trustees Fees and Expenses                                            12,813
  Audit                                                                  9,780
  Accounting                                                             7,389
  Amortization of Organizational Costs                                   6,444
  Legal                                                                  1,050
  Other                                                                  4,599
                                                                --------------
      Total Expenses                                                   103,061
                                                                --------------

NET INVESTMENT LOSS                                             $      (21,913)
                                                                ==============

REALIZED AND UNREALIZED GAIN/LOSS:
  Realized Gain/Loss:
    Investments                                                 $    1,783,372
    Foreign Currency Transactions                                       (4,899)
                                                                --------------
  Net Realized Gain                                                  1,778,473
                                                                --------------

  Unrealized Appreciation/Depreciation:
    Beginning of the Period                                          2,487,779
    End of the Period:
      Foreign Currency Translation                                      (2,324)
                                                                --------------
  Net Unrealized Depreciation During the Period                     (2,490,103)
                                                                --------------

NET REALIZED AND UNREALIZED LOSS                                $     (711,630)
                                                                ==============

NET DECREASE IN NET ASSETS FROM OPERATIONS                      $     (733,543)
                                                                ==============



                       Van Kampen American Capital Foreign Securities Fund

                               Statement of Changes in Net Assets
                         For the Six Months Ended June 30, 1997 and the
                           Period Ended December 31, 1996 (Unaudited)
-------------------------------------------------------------------------------------------------
                                                                                July 1, 1996
                                                                                (Commencement
                                                                                of Investment
                                                            Six Months Ended    Operations) to
                                                            June 30, 1997       December 31, 1996
-------------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:

  Operations:
    Net Investment Income/Loss                              $       (21,913)    $         252,616
    Net Realized Gain                                             1,778,473             2,224,597
    Net Unrealized Appreciation/Depreciation During
      the period                                                 (2,490,103)            2,487,779
                                                            ---------------     -----------------

    Change in Net Assets from Operations                           (733,543)            4,964,992
                                                            ---------------     -----------------

  Distributions from Net Investment Income                                0              (252,616)
  Distributions in Excess of Net Investment Income                        0               (61,398)
                                                            ---------------     -----------------
  Distributions from and in Excess of Net Investment
    Income                                                                0              (314,014)
                                                            ---------------     -----------------

  NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES              (733,543)            4,650,978
                                                            ---------------     -----------------

FROM CAPITAL TRANSACTIONS:

  Proceeds from Shares Sold                                               0            80,500,000
  Net Asset Value of Shares Issued Through Dividend
    Reinvestment                                                          0               313,364
  Cost of Shares Repurchased                                    (43,744,062)          (41,000,000)
                                                            ---------------     -----------------

  NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS            (43,744,062)           39,813,364
                                                            ---------------     -----------------

TOTAL INCREASE/DECREASE IN NET ASSETS                           (44,477,605)           44,464,342

NET ASSETS:
    Beginning of the Period                                      44,564,342               100,000
                                                            ---------------     -----------------

    End of the Period (Including accumulated distributions
    in excess of net investment income of $76,852 and
    $54,939                                                 $        86,737     $      44,564,342
                                                            ===============     =================



                          Van Kampen American Capital Foreign Securities Fund

                                        Financial Highlights
                  The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated. (Unaudited)

-------------------------------------------------------------------------------------------------
                                                                                July 1, 1996
                                                                                (Commencement
                                                                                of Investment
                                                            Six Months Ended    Operations) to
                                                            June 30, 1997       December 31, 1996
-------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the Period                    $        10.400     $          10.000
                                                            ---------------     -----------------

  Net Investment Income/Loss                                         (0.221)                 .052
  Net Realized and Unrealized Gain/Loss                              (1.505)                 .413
                                                            ---------------     -----------------

Total from Investment Operations                                     (1.726)                 .465

Less Distributions from and in Excess of Net Investment
   Income                                                              .000                  .065
                                                            ---------------     -----------------

Net Asset Value, End of the Period                          $         8.674     $          10.400
                                                            ===============     =================


Total Return                                                        -16.63%*               4.65%*

Net Assets at End of the Period (In millions)                          $0.1                $44.6

Ratio of Expenses to Average Net Assets                               2.88%                0.45%

Ratio of Net Investment Income to Average Net Assets                 -0.61%                0.70%

Portfolio Turnover                                                      1%*                 76%*

Average Commission Paid Per Equity Share Traded (b)                  $.0129               $.0149

* Non-Annualized

(a) Based on average month-end shares outstanding.
(b) Represents the average brokerage commission paid per equity share traded during the period for trades where commissions were applicable.



             Van Kampen American Capital Foreign Securities Fund
                       Notes to Financial Statements
                         June 30, 1987 (Unaudited)


1.  Significant Accounting Policies

Van Kampen American Capital Foreign Securities Fund (the "Fund") is organized as a Delaware business trust, and is registered as a diversified open-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is to provide long-term growth of capital through investments in an internationally diversified portfolio of equity securities of companies of any country. The Fund commenced investment operations on July 1, 1996.

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. Security Valuation - Investments in securities listed on a securities exchange are valued at their sales price as of the close of such securities exchange. Unlisted securities and listed securities for which the last sales price is not available are valued at the last bid price. For those securities where quotations or prices are not available, valuations are determined in accordance with the procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost.

B. Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

     The Fund may invest in repurchase agreements which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specific price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen American Capital Investment Advisory Corp. (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due to the Fund.

C. Investment Income - Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

D. Currency Translation - Assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on quoted exchange rates as of noon Eastern Time. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates prevailing when accrued.

E. Organizational Costs - The Fund will reimburse Van Kampen American Capital Distributors, Inc. or its affiliates (collectively "VKAC") for costs incurred in connection with the Fund's organization in the amount of $65,000. These costs are being amortized on a straight line basis over the 60 month period ending June 30, 2001. The Adviser has agreed that in the event any of the initial shares of the Fund originally purchased by VKAC are redeemed during the amortization period, the Fund will be reimbursed for any unamortized organizational costs in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

F. Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and gains to its shareholders. Therefore, no provision for federal income taxes is required.

     At June 30, 1997, for federal income tax purposes, the cost of short-term investments is $175,000; the aggregate gross unrealized appreciation is $0 and the aggregate gross unrealized depreciation is $0, resulting in no unrealized appreciation or depreciation.

     Net realized gains or losses may differ for financial reporting and tax purposes as a result of the deferral of losses for tax purposes resulting from wash sales.

G. Distribution of Income and Gains - The Fund declares and pays dividends annually from net investment income and net realized gains on securities, if any.

     Due to inherent differences in the recognition of income, expense and realized gains/losses under generally accepted accounting principles and for federal income tax purposes, the amount of distributed net investment income may differ for a particular period. These differences are temporary in nature, but may result in book basis distribution in excess of net investment income for certain periods.

     Permanent differences between book and tax basis reporting have been identified and appropriately reclassified. Permanent differences relating to liquidating dividends totaling $3,994,005 were reclassified from accumlated net realized gain to capital.

2. Investment Advisory Agreement and Other Transactions with Affiliates

The Adviser serves as the investment manager of the Fund, but receives no compensation for its investment management services.

     For the six months ended June 30, 1997, the Fund recognized expenses of approximately $600 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

     For the six months ended June 30, 1997, the Fund recognized expenses of approximately $7,800, representing VKAC's cost of providing accounting and legal services to the Fund.

     ACCESS Investor Services, Inc. ("ACCESS"), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended June 30, 1997, ACCESS has waived all fees for transfer agency and shareholder services provided.

     Certain officers and trustees of the Fund are also officers and directors of VKAC. The Fund does not compensate its officers or trustees who are officers of VKAC.

     The Fund provides deferred compensation and retirement plans for its trustees who are not officers of VKAC. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits are payable for a ten-year period and are based upon each trustee's years of service to the fund. The maximum annual benefit per trustee under the plan is equal to $2,500.

     At June 30, 1997, VKAC owned 10,000 shares representing 100% of the outstanding shares.

3.  Capital Transactions

The Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $.01 per share. Fund shares are only available for purchase by Funds for which VKAC serves as investment adviser.

     At June 30, 1997 and December 31, 1996, capital aggregated $163,307 and and $39,913,364, respectively. Transactions in common shares were as follows:


                                             Six Months      Period Ended
                                             Ended           December 31,
                                             June 30, 1997   1997
                                             -------------   ------------

Beginning Shares                                 4,284,714         10,000
                                             -------------   ------------
Shares Sold                                              0      8,206,435

Shares Issued Through Dividend Reinvestment              0         30,102
Shares Redeemed                                 (4,274,714)    (3,961,823)
                                             -------------   ------------
Net Increase/Decrease in Shares Outstanding     (4,274,714)     4,274,714
                                             -------------   ------------
Ending Shares                                       10,000      4,284,714
                                             =============   ============

4.  Investment Transactions

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $29,718 and $33,699,031 respectively.



                          Result of Shareholder Votes
--------------------------------------------------------------------------------


     A Special Meeting of Shareholders of the Fund was held on May 28, 1997 where shareholders voted on a new investment advisory agreement, the election of Trustees and the ratification of KPMG Peat Marwick LLP as independent public accountants. With regard to the approval of a new investment advisory agreement between Van Kampen American Capital Investment Advisory Corp. and the Fund, 86,305 shares voted for the proposal, 0 shares voted against and 0 shares abstained. With regard to the election of J. Miles Branagan as elected trustee of the Fund, 86,305 shares voted in his favor 0 shares withheld. With regard to the election of Richard M. DeMartini as elected trustee of the Fund, 86,305 shares voted in his favor 0 shares withheld. With regard to the election of Linda Hutton Heagy as elected trustee of the Fund, 86,305 shares voted in her favor 0 shares withheld. With regard to the election of R. Craig Kennedy as elected trustee of the Fund, 86,305 shares voted in his favor 0 shares withheld. With regard to the election of Jack E. Nelson as elected trustee of the Fund, 86,305 shares voted in his favor 0 shares withheld. With regard to the election of Don G. Powell as elected trustee of the Fund, 86,305 shares voted in his favor 0 shares withheld. With regard to the election of Jerome L. Robinson as elected trustee of the mFund, 86,305 shares voted in his favor 0 shares withheld. With regard to the election of Phillip B. Rooney as elected trustee of the Fund, 86,305 shares voted in his favor 0 shares withheld. With regard to the election of Fernando Sisto as elected trustee of the Fund, 86,305 shares voted in his favor 0 shares withheld. With regard to the election of Wayne W. Whalen as elected trustee of the Fund, 86,305 shares voted in his favor 0 mshares withheld. With regard to the ratification of KPMG Peat
Marwick LLP as independent public accountants for the Fund, 86,305 shares voted for the proposal, 0 shares voted against and 0 shares abstained.



                           Van Kampen American Capital
                             Foreign Securities Fund
--------------------------------------------------------------------------------

Board of Trustees                          Investment Adviser

J. Miles Branagan                          Van Kampen American Capital
Richard M. DeMartini*                      Investment Advisory Corp.
Linda Hutton Heagy                         One Parkview Plaza
R. Craig Kennedy                           Oakbrook Terrace, Illinois  60181
Jack E. Nelson
Don G. Powell*
Jerome L. Robinson                         Distributor
Phillip B. Rooney
Fernando Sisto                             Van Kampen American Capital
Wayne W. Whalen* - Chairman                Distributors, Inc.
                                           One Parkview Plaza
Officers                                   Oakbrook Terrace, Illinois  60181

Dennis J. McDonnell*                       Shareholder Servicing Agent
  President
                                           ACCESS Investor Services, Inc.
Ronald A Nyberg*                           P.O. Box 418256
  Vice President and Secretary             Kansas City, Missouri  64141-9256

Edward D. Wood, III*                       Custodian
  Vice President and Chief Financial
  Officer                                  State Street Bank and Trust Company
                                           225 Franklin Street
Curtis W. Morell*                          P.O. Box 1713
  Vice President and Chief Accounting      Boston, Massachusetts  02105
  Officer
                                           Legal Counsel
John L. Sullivan*
  Treasurer                                Skadden, Arps, Slate, Meagher &
                                           Flom (Illinois)
Tanya M. Loden*                            333 West Wacker Drive
  Controller                               Chicago, Illinois  60606

Peter W. Hegel*                            Independent Accountants
Alan T. Sachtleben*
Paul R. Wolkenberg*                        KPMG Peat Marwick LLP
  Vice Presidents                          Peat Marwick Plaza
                                           303 East Wacker Drive
                                           Chicago, IL  60601

*"Interested" persons of the Fund as defined in the Investment Company Act of 1940

Van Kampen American Capital Distributors, Inc., 1997 All rights reserved.

sm denotes a service mark of Van Kampen American Capital Distributors, Inc.